Other assets (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Other Assets

$ millions, as at October 31	2023	2022
Accrued interest receivable	$3,502	$2,230
Defined benefit asset (Note 18)	1,055	1,420
Precious metals (1)	2,481	2,304
Brokers’ client accounts	7,452	9,467
Current tax receivable	2,729	2,837
Other prepayments	607	652
Derivative collateral receivable	6,846	13,637
Accounts receivable	851	1,053
Other (2)	2,183	1,597
	$27,706	$35,197

(1)	Includes gold and silver bullion that are measured at fair value using unadjusted market prices quoted in active markets.
(2)
Includes investments in subleases of $671 million as at October 31, 2023 (2022: $703 million). For the year ended October 31, 2023, finance income related to our investment in sublease was $46 million (2022: $46 million). Future lease payments receivable are $531 million over the next five years, and $546 million thereafter until expiry of the subleases.